Segmented information (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Segmented Information [Abstract]
Fund flows from operations	$ 838,652	$ 602,565
Accretion	(31,219)	(26,971)
Depletion and depreciation	(609,056)	(491,683)
Gain on business combinations	128,208	0
Unrealized gain (loss) on derivative instruments	109,326	(1,062)
Equity based compensation	(60,746)	(61,579)
Unrealized foreign exchange (loss) gain	(63,243)	71,742
Unrealized other expense	(801)	(637)
Deferred tax	(39,471)	(30,117)
Net earnings	$ 271,650	$ 62,258